Economic Activity - Additional Information (Detail) $ / shares in Units, S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands										1 Months Ended	12 Months Ended
	Mar. 21, 2024 PEN (S/) shares	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Oct. 05, 2022 PEN (S/)	Jan. 18, 2022 PEN (S/) shares	Jan. 01, 2022 PEN (S/)	Sep. 03, 2021 PEN (S/)	Sep. 30, 2024 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 COP ($)	Mar. 21, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jul. 24, 2023 PEN (S/)	Jul. 24, 2023 MXN ($)	Feb. 01, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Oct. 05, 2022 USD ($)	Apr. 21, 2022 PEN (S/)	Jan. 18, 2022 USD ($)	Jan. 18, 2022 COP ($)
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Payment for accounts payable to former shareholder											S/ 30,011	S/ 1,368
Acquired through business combination													S/ 79,461
Dentegra Seguros Dentales, S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Transaction costs associated with the acquisition were recorded as an expenses									S/ 1,709
Other accounts receivables																			S/ 1,868
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables									0
Other investments		S/ 93,421										93,421							S/ 65,605
Account payables to former shareholder																	S/ 1,347	$ 6,356
Payment for accounts payable to former shareholder									1,368
Payment for accounts payable to former shareholder exchange difference									S/ 21
Goodwill																	S/ 21,331
Revenue of acquiree												102,916
Profit (loss) of acquiree												30,882
Revenue of combined entity				S/ 3,884,448
Profit (loss) of combined entity				S/ 123,032
Dentegra Seguros Dentales, S.A. [Member] | Share Purchase Agreement [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Proportion of ownership interest in subsidiary									100.00%
Entities [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Transaction costs associated with the acquisition were recorded as an expenses						S/ 24,481
Other accounts receivables						70,549
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables						10,200
Goodwill		1,417,274										1,417,274
Revenue of acquiree													216,121
Profit (loss) of acquiree													34,206
Revenue of combined entity								S/ 3,030,375
Profit (loss) of combined entity								101,852
Borrowings recognised as of acquisition date						13,830
Holdback recognised as of acquisition date		85,124			S/ 93,317							85,124	93,317			$ 21,682				$ 23,615
Period for holdback purchase with shareholders											450 days
Purchase price adjustment		8,193	$ 1,933
Interest accured recognised as of acquisition date		5,018										5,018				$ 1,356
Exchange difference recognised as of acquisition date		S/ 4,877										S/ 4,877
Derecognised portion of holdback at acquisition										S/ 46,613
Transaction acquisition cost						S/ 80,749
Entities [Member] | Share Purchase Agreement [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Entities [Member] | Loan Agreement with Santander Mexico, Bank and HSBC Mexico Bank [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Borrowings recognised as of acquisition date						S/ 1,385,045
Entities [Member] | Loan Agreement with JPMorgan Chase, Bank S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Borrowings recognised as of acquisition date | $																					$ 350,000
Oncomedica S.A [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Transaction costs associated with the acquisition were recorded as an expenses							S/ 1,195
Other accounts receivables																						S/ 198,129
Fair value of acquired receivables																						286,465
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables							88,336
Goodwill																						303,825
Revenue of acquiree													210,323
Profit (loss) of acquiree													55,233
Revenue of combined entity								2,533,991
Profit (loss) of combined entity								S/ 34,394
Borrowings recognised as of acquisition date																						S/ 48,440
Deposits to trust funds													94,526	$ 100,000,000
Increase in deposits to trust funds													S/ 675
Proportion of non controlling interest shareholders equity during three years after closing date													10.89%	10.89%
Proportion of non controlling interest shareholders equity during third years after closing date													15.95%	15.95%
Fair value of put liability in other accounts payable					161,915								S/ 161,915
Put liability					136,938
Changes in fair value of put liability					9,666
Decrease In put liability Due To Exchange Rate Differences					S/ 34,643
Estimated fair value of consideration recognised as of acquisition date							S/ 79,461																	$ 80,101,345
Oncomedica S.A [Member] | Bottom of range [member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Profit (loss) of acquiree													85,471	$ 86,160
Acquired through business combination													73,439	74,031,000
Oncomedica S.A [Member] | Top of range [member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Profit (loss) of acquiree													116,355	117,203,000
Acquired through business combination													S/ 122,397	$ 123,384,000
Oncomedica S.A [Member] | Share Purchase Agreement [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Proportion of ownership interest in subsidiary							70.00%
Number of shares acquired | shares							735,909,887
Percentage of voting equity interests acquired							70.00%																70.00%	70.00%
Oncomedica S.A [Member] | Loan Agreement with JPMorgan Chase, Bank S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Borrowings recognised as of acquisition date							S/ 205,628																$ 55,500
Initial Public Offering [Member] | Series A Ordinary Shares [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Number of shares authorised | shares	30,000,000														30,000,000
Par value per share | $ / shares															$ 12
Number of shares issued | shares	30,000,000														30,000,000
Issued capital, ordinary shares	S/ 1,267,794														$ 342,000
Share issue related cost	S/ 61,769
Parent [member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Country of incorporation											Peru
Address of entity's registered office											6, rue Jean Monnet, L-2180 Luxembourg, Grand Duchy of Luxembourg
Auna S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Proportion of ownership interest in subsidiary											68.26%